Inventories (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Inventory [Line Items]
Excess over the Carrying values of inventories	$ 2,920,000,000	$ 3,120,000,000
Gain from the liquidation of LIFO inventories	63,000,000	188,000,000
LIFO inventory loss (profit) after tax	38,000,000	112,000,000
Toledo Refinery [Member]
Inventory [Line Items]
Gain from the liquidation of LIFO inventories	535,000,000
LIFO inventory loss (profit) after tax	321,000,000
Polypropylene Chemicals Operations [Member]
Inventory [Line Items]
Gain from the liquidation of LIFO inventories		10,000,000
LIFO inventory loss (profit) after tax		6,000,000
Frankford And Haverhill Chemicals Facilities [Member]
Inventory [Line Items]
Gain from the liquidation of LIFO inventories	47,000,000
LIFO inventory loss (profit) after tax	$ 28,000,000